SCHEDULE OF OTHER INFORMATION OF OPERATING LEASES (Details) - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Operating cash flow from operating lease			$ 302,788	$ 162,560
Right-of-use assets obtained in exchange for operating lease liabilities	$ 651,279	$ 608,147	$ 720,867	$ 197,524
Weighted average discount rate for operating lease	4.75%	4.75%	4.75%	4.75%
Operating cash flow from operating lease	$ 113,152	$ 160,857
Minimum [Member]
Remaining lease term for operating lease (years)			1 year 3 months	1 year 3 months
Remaining lease term for operating lease (years)	2 years 9 months	9 months
Maximum [Member]
Remaining lease term for operating lease (years)			4 years 6 months 29 days	2 years 8 months 1 day
Remaining lease term for operating lease (years)	3 years 3 months	4 years 3 months